SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 7 – SEGMENT INFORMATION

The Company has two identifiable segments as of December 31, 2016; products and services. The products segment sells merchandise directly to customers thorough e-commerce distributor portals such as Amazon and eBay and through our proprietary websites and retail location. The services segment is focused on producing advertising revenue generated by users "clicking" on website advertisements utilizing several ad network partners and direct advertisers and subscription revenue generated by the sale of access to career postings on one of our websites.

The following information represents segment activity for the year ended December 31, 2016:

	For the year ended December 31, 2016
	Products	Services	Total
Revenues	$1,499,010	$434,775	$1,933,785
Website Amortization	$—	$252,134	$252,134
Depreciation	$10,817	$3,138	$13,955
Impairment	$—	$95,773	$95,773
Loss from operations	$(1,526,442)	$(766,940)	$(2,293,382)
Segment Assets	$1,648,690	$1,331,655	$2,980,345

The following information represents segment activity for the year ended December 31, 2015:

	For the year ended December 31, 2015
	Products	Services	Total
Revenues	$1,408,481	$283,598	$1,692,079
Website Amortization	$—	$181,905	$181,905
Depreciation	$11,860	$2,388	$14,248
Impairment	$—	$70,531	$70,531
Loss from operations	$(1,181,233)	$(491,861)	$(1,673,094)
Segment Assets	$1,582,563	$737,028	$2,319,591